Guarantor Financials (Tables)	3 Months Ended
	Sep. 27, 2014	Sep. 28, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Income Statement [Table Text Block]

	Unconsolidated
	Perrigo Company plc	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated

Net sales	$—	$829.7	$263.7	$(141.9)	$951.5
Cost of sales	—	582.1	169.2	(121.6)	629.7
Gross profit	—	247.6	94.5	(20.3)	321.8

Operating expenses
Distribution	—	11.0	3.4	—	14.4
Research and development	—	21.7	14.9	—	36.6
Selling	—	39.8	10.6	—	50.4
Administration	13.7	51.1	17.2	(0.5)	81.5
Restructuring	—	1.7	—	—	1.7
Total operating expenses	13.7	125.3	46.1	(0.5)	184.6

Operating income (loss)	(13.7)	122.3	48.4	(19.8)	137.2

Interest expense, net	23.9	192.6	(190.5)	(0.1)	25.9
Other expense (income), net	—	(1.8)	3.8	0.7	2.7
Income (loss) before income taxes and equity in net income (loss) of subsidiaries	(37.6)	(68.5)	235.1	(20.4)	108.6
Income tax expense	(1.6)	3.6	10.3	—	12.3
Income (loss) before equity in net income (loss) of subsidiaries	(36.0)	(72.1)	224.8	(20.4)	96.3
Equity in net income (loss) of subsidiaries	132.3	54.6	35.8	(222.7)	—
Net income (loss)	$96.3	$(17.5)	$260.6	$(243.1)	$96.3

	Unconsolidated
	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated

Net sales	$802.1	$276.4	$(145.1)	$933.4
Cost of sales	537.0	168.2	(128.1)	577.1
Gross profit	265.1	108.2	(17.0)	356.3

Operating expenses
Distribution	10.6	2.6	—	13.2
Research and development	21.8	10.5	—	32.3
Selling	39.8	10.4	—	50.2
Administration	71.0	7.8	—	78.8
Restructuring	2.1	—	—	2.1
Total operating expenses	145.3	31.3	—	176.6

Operating income (loss)	119.8	76.9	(17.0)	179.7

Interest expense, net	20.1	1.3	—	21.4
Other expense (income), net	0.9	0.1	—	1.0
Income (loss) before income taxes and equity in net income (loss) of subsidiaries	98.8	75.5	(17.0)	157.3
Income tax expense	42.2	3.7	—	45.9
Income (loss) before equity in net income (loss) of subsidiaries	56.6	71.8	(17.0)	111.4
Equity in net income (loss) of subsidiaries	54.8	30.8	(85.6)	—
Net income (loss)	$111.4	$102.6	$(102.6)	$111.4

Condensed Statement of Comprehensive Income [Table Text Block]

	Unconsolidated
	Perrigo Company plc	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated

Net income (loss)	$96.3	$(17.5)	$260.6	$(243.1)	$96.3
Other comprehensive income (loss):
Foreign currency translation adjustments	(63.8)	(0.2)	(63.6)	63.8	(63.8)
Change in fair value of derivative financial instruments, net of tax	(2.1)	0.9	(0.5)	(0.4)	(2.1)
Change in fair value of investment securities, net of tax	0.6	(1.3)	3.0	(1.7)	0.6
Change in post-retirement and pension liability adjustments, net of tax	—	—	—	—	—
Other comprehensive income (loss), net of tax	(65.3)	(0.6)	(61.1)	61.7	(65.3)
Comprehensive income (loss)	$31.0	$(18.1)	$199.5	$(181.4)	$31.0

	Unconsolidated
	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated

Net income	$111.4	$102.6	$(102.6)	$111.4
Other comprehensive income (loss):
Foreign currency translation adjustments	36.6	37.2	(37.2)	36.6
Change in fair value of derivative financial instruments, net of tax	(9.2)	0.3	(0.3)	(9.2)
Change in fair value of investment securities, net of tax	—	—	—	—
Change in post-retirement and pension liability adjustments, net of tax	(0.1)	—	—	(0.1)
Other comprehensive income (loss), net of tax	27.3	37.5	(37.5)	27.3
Comprehensive income	$138.7	$140.1	$(140.1)	$138.7

Condensed Balance Sheet [Table Text Block]

	Unconsolidated
	Perrigo Company plc	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated
Assets
Cash and cash equivalents	$424.7	$233.6	$233.2	$—	$891.5
Investment securities	—	16.5	5.1	—	21.6
Accounts receivable, net	2.0	283.0	1,822.6	(1,238.2)	869.4
Inventories	—	658.4	148.1	(149.7)	656.8
Current deferred income taxes	—	61.3	3.3	—	64.6
Prepaid expenses and other current assets	20.6	60.1	49.4	—	130.1
Total current assets	447.3	1,312.9	2,261.7	(1,387.9)	2,634.0
Property and equipment, net	—	526.4	235.3	—	761.7
Goodwill and other indefinite-lived intangible assets	—	3,065.3	437.7	—	3,503.0
Other intangible assets, net	—	6,475.4	196.4	—	6,671.8
Non-current deferred income taxes	14.4	10.9	3.2	—	28.5
Other non-current assets	23.0	74.5	84.5	—	182.0
Intercompany loans receivable	7,300.0	2,065.7	14,242.3	(23,608.0)	—
Investments in subsidiaries	6,284.9	8,538.3	367.5	(15,190.7)	—
Total non-current assets	13,622.3	20,756.5	15,566.9	(38,798.7)	11,147.0
Total assets	$14,069.6	$22,069.4	$17,828.6	$(40,186.6)	$13,781.0
Liabilities and Shareholders’ Equity
Accounts payable	$40.4	$1,254.0	$252.2	$(1,237.6)	$309.0
Payroll and related taxes	0.1	56.2	20.7	—	77.0
Accrued customer programs	—	35.0	239.5	—	274.5
Accrued liabilities	32.5	102.2	45.6	(0.4)	179.9
Accrued income taxes	(0.6)	12.7	19.6	—	31.7
Current deferred income taxes	—	4.3	—	—	4.3
Current portion of long-term debt	140.0	1.5	—	—	141.5
Total current liabilities	212.4	1,465.9	577.6	(1,238.0)	1,017.9
Long-term debt, less current portion	3,049.2	1.6	—	—	3,050.8
Non-current deferred income taxes	—	692.2	16.5	—	708.7
Other non-current liabilities	—	192.4	94.5	—	286.9
Intercompany loans payable	2,091.3	13,849.0	7,667.7	(23,608.0)	—
Total non-current liabilities	5,140.5	14,735.2	7,778.7	(23,608.0)	4,046.4
Total liabilities	5,352.9	16,201.1	8,356.3	(24,846.0)	5,064.3
Shareholders’ equity	8,716.7	5,868.3	9,472.3	(15,340.6)	8,716.7
Total liabilities and shareholders' equity	$14,069.6	$22,069.4	$17,828.6	$(40,186.6)	$13,781.0

	Unconsolidated
	Perrigo Company plc	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated
Assets
Cash and cash equivalents	$323.4	$245.2	$230.9	$—	$799.5
Investment securities	—	—	5.9	—	5.9
Accounts receivable, net	1.4	463.9	4,495.7	(4,025.9)	935.1
Inventories	—	613.9	148.1	(130.4)	631.6
Current deferred income taxes	—	59.8	3.0	—	62.8
Prepaid expenses and other current assets	9.9	62.7	43.4	—	116.0
Total current assets	334.7	1,445.5	4,927.0	(4,156.3)	2,550.9
Property and equipment, net	—	532.4	247.5	—	779.9
Goodwill and other indefinite-lived intangible assets	—	3,078.3	465.5	—	3,543.8
Other intangible assets, net	—	6,583.8	203.2	—	6,787.0
Non-current deferred income taxes	16.0	—	23.6	(16.0)	23.6
Other non-current assets	23.8	84.5	86.7	—	195.0
Intercompany loans receivable	7,300.0	2,145.7	11,444.1	(20,889.8)	—
Investments in subsidiaries	6,218.9	7,826.9	325.2	(14,371.0)	—
Total non-current assets	13,558.7	20,251.6	12,795.8	(35,276.8)	11,329.3
Total assets	$13,893.4	$21,697.1	$17,722.8	$(39,433.1)	$13,880.2
Liabilities and Shareholders’ Equity
Accounts payable	$35.2	$3,998.0	$487.3	$(4,156.2)	$364.3
Short-term debt	—	—	2.1	—	2.1
Payroll and related taxes	0.1	79.9	32.3	—	112.3
Accrued customer programs	—	65.6	190.9	—	256.5
Accrued liabilities	11.4	121.8	46.7	(0.5)	179.4
Accrued income taxes	—	3.4	14.0	—	17.4
Current deferred income taxes	—	1.1	—	—	1.1
Current portion of long-term debt	140.0	1.6	—	—	141.6
Total current liabilities	186.7	4,271.4	773.3	(4,156.7)	1,074.7
Long-term debt, less current portion	3,084.0	1.9	4.6	—	3,090.5
Non-current deferred income taxes	—	709.6	34.3	(16.0)	727.9
Other non-current liabilities	—	182.6	110.8	—	293.4
Intercompany loans payable	1,929.0	11,291.5	7,667.8	(20,888.3)	—
Total non-current liabilities	5,013.0	12,185.6	7,817.5	(20,904.3)	4,111.8
Total liabilities	5,199.7	16,457.0	8,590.8	(25,061.0)	5,186.5
Controlling interest	8,693.7	5,240.1	9,131.2	(14,372.1)	8,692.9
Non-controlling interest	—	—	0.8	—	0.8
Shareholders’ equity	8,693.7	5,240.1	9,132.0	(14,372.1)	8,693.7
Total liabilities and shareholders' equity	$13,893.4	$21,697.1	$17,722.8	$(39,433.1)	$13,880.2

Condensed Cash Flow Statement [Table Text Block]

	Unconsolidated
	Perrigo Company plc	Guarantor Subsidiaries	Non-Guarantor Subsidiaries		Eliminating Entries	Consolidated

Net cash from (for) operating activities	$(91.2)	$211.3	$75.0	—	$—	$195.1
Cash Flows From (For) Investing Activities
Additions to property and equipment	—	(18.4)	(13.3)		—	(31.7)
(Purchase) return of investment	—	1.2	(1.3)		—	(0.1)
Proceeds from sale of business	—	—	1.1		—	1.1
Intercompany notes issued	—	(202.1)	(243.6)		445.7	—
Net cash from (for) investing activities	—	(219.3)	(257.1)		445.7	(30.7)
Cash Flows From (For) Financing Activities						—
Repayments of long-term debt	(35.0)	—	(4.5)		—	(39.5)
Cash dividends	(14.1)	—	—		—	(14.1)
Repurchase of common stock	(7.5)	—	—		—	(7.5)
Settlements of contingent consideration	—	(5.0)	—		—	(5.0)
Borrowings (repayments) of short-term debt, net	—	—	(2.1)		—	(2.1)
Issuance of common stock	2.6	—	—		—	2.6
Excess tax benefit of stock transactions	4.3	—	—		—	4.3
Intercompany notes borrowed	242.2	1.4	202.1		(445.7)	—
Net cash from (for) financing activities	192.5	(3.6)	195.5		(445.7)	(61.3)
Effect of exchange rate changes on cash	—	—	(11.1)		—	(11.1)
Net increase (decrease) in cash and cash equivalents	101.3	(11.6)	2.3		—	92.0
Cash and cash equivalents, beginning of period	323.4	245.2	230.9		—	799.5
Cash and cash equivalents, end of period	$424.7	$233.6	$233.2		$—	$891.5

	Unconsolidated
	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated

Net cash from (for) operating activities	$52.9	$45.8	$—	$98.7
Cash Flows From (For) Investing Activities
Additions to property and equipment	(31.2)	(9.2)	—	(40.4)
Proceeds from sale of land	—	4.6	—	4.6
Net cash from (for) investing activities	(31.2)	(4.6)	—	(35.8)
Cash Flows From (For) Financing Activities				—
Cash dividends	(8.5)	—	—	(8.5)
Repurchase of common stock	(7.3)	—	—	(7.3)
Borrowings (repayments) of short-term debt, net	—	1.1	—	1.1
Issuance of common stock	3.5	—	—	3.5
Excess tax benefit of stock transactions	7.2	—	—	7.2
Deferred financing fees	(24.8)	—	—	(24.8)
Net cash from (for) financing activities	(29.9)	1.1	—	(28.8)
Effect of exchange rate changes on cash	—	2.6	—	2.6
Net increase (decrease) in cash and cash equivalents	(8.2)	44.9	—	36.7
Cash and cash equivalents, beginning of period	519.6	260.3	—	779.9
Cash and cash equivalents, end of period	$511.4	$305.2	$—	$816.6